UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2017 to December 31, 2017

FC FUNDING LLC

(Exact name of securitizer in its charter)

Date of Report (Date of earliest event reported) January 24, 2018

Commission File Number of securitizer: 025-01313

Central Index Key Number of securitizer: 0001569573

Stephen Cabrey – Associate Counsel (610) 717-5127

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

Central Index Key Number of sponsor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART I – REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The securitizer reports no demands made upon relevant trustees for the calendar year ended December 31, 2017. As a result, the disclosures in this form will not contain investor demands.

Explanatory Note:

FC Funding LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the auto loan asset classes including asset-backed securities by the following affiliated non-registrant securitizer: FCA Asset Securities LLC.

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: January 24, 2018

FC Funding LLC (Securitizer)

By:	/s/ Kenneth J. Sicinski

Name:	Kenneth J. Sicinski
Title:	Manager
(Senior Officer in Charge of Securitization)